Financial instruments and related disclosures - Summary of Financial Assets and Non Financial Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 25)	£ 7,202	£ 6,423
Other non-current assets (Note 23)	1,020	1,576
Financial assets	14,828	12,402
Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 25)	7,202	6,423
Other non-current assets (Note 23)	1,020	1,576
Other items in Assets held for sale (Note 27)	91	84
Financial assets	8,313	8,083
Financial Assets at Fair Value Through Profit or Loss, Category [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 25)	44	120
Other non-current assets (Note 23)	787	716
Other items in Assets held for sale (Note 27)	0	0
Financial assets	831	836
Financial assets at fair value through other comprehensive income, category [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 25)	1,665	1,687
Other non-current assets (Note 23)	0	0
Other items in Assets held for sale (Note 27)	0	0
Financial assets	1,665	1,687
Amortised cost [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 25)	4,533	3,761
Other non-current assets (Note 23)	76	49
Other items in Assets held for sale (Note 27)	69	47
Financial assets	4,678	3,857
Financial Instruments [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 25)	6,242	5,568
Other non-current assets (Note 23)	863	765
Other items in Assets held for sale (Note 27)	69	47
Financial assets	7,174	6,380
Non Financial Instruments [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables (Note 25)	960	855
Other non-current assets (Note 23)	157	811
Other items in Assets held for sale (Note 27)	22	37
Financial assets	£ 1,139	£ 1,703